Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2017
Commitments and contingent liabilities
Commitments and contingent liabilities

28 Commitments and contingent liabilities

	2017	2016	2015
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on property, plant and equipment and software development costs not provided for in these accounts	570	629	518

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as intangible assets once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	5,838	580	1,254	723	3,281
Future potential revenue milestone payments	5,064	436	1,216	276	3,136

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (eg royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2017.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk adjusted. As detailed in the Risk section from page 210, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2015, 2016 or 2017.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at approximately 13 sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established in 1987 to own and manage certain assets of Stauffer Chemical Company acquired that year, and/or its indemnitees, have been named as PRPs or defendants at 35 sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or nearing completion. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2017 in the aggregate of $59m (2016: $59m; 2015: $67m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (1) the nature and extent of claims that may be asserted in the future; (2) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (3) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (4) the potential for recoveries from or allocation of liability to third parties; and (5) the length of time that the environmental investigation, remediation and liability allocation process can take. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $87m and $144m (2016: $85m and $141m; 2015: $71m and $119m), which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and/or actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and an estimate of the amount of any loss is difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. In these cases, AstraZeneca discloses information with respect to the nature and facts of the cases.

With respect to each of the legal proceedings described below, other than those for which provision has been made, we are unable to make estimates of the possible loss or range of possible losses at this stage, other than as set forth in this section. We also do not believe that disclosure of the amount sought by plaintiffs, if known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including: (1) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (2) the entitlement of the parties to an action to appeal a decision; (3) clarity as to theories of liability, damages and governing law; (4) uncertainties in timing of litigation; and (5) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 28, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product. The consequences of any such loss could be a significant decrease in product sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed ANDAs in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2017, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Brilinta (ticagrelor)

US patent proceedings

In 2015, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. AstraZeneca continues to litigate in the District Court against the ANDA filers. Trials are scheduled for March and April 2018.

Patent proceedings outside the US

In Canada, in June 2017, Teva Canada Limited challenged the patents listed on the Canadian Patent Register with reference to Brilinta. In September 2017, Apotex Inc. did the same. AstraZeneca has responded to the challenges and hearings are scheduled for April and May 2019.

In China, in October 2017, the Chinese Patent Office issued a decision invalidating one of AstraZeneca's Chinese substance patents relating to Brilinta. The patent, Chinese Patent No. ZL99815926.3, is due to expire in December 2019. AstraZeneca has appealed.

Byetta (exenatide)

US patent proceedings

In December 2015, AstraZeneca filed a patent infringement lawsuit in response to a Paragraph IV notice from Amneal Pharmaceuticals LLC (Amneal) relating to patents listed in the FDA Orange Book with reference to Byetta. In October 2017, AstraZeneca settled the patent litigation against Amneal. A consent judgment has been entered in the US District Court for the District of Delaware which will enjoin Amneal from launching its proposed exenatide ANDA product until April 2018, subject to regulatory approval.

Calquence (acalabrutinib)

US patent proceedings

In November 2017, Pharmacyclics LLC filed a complaint in the US District Court for the District of Delaware against Acerta Pharma B.V., Acerta Pharma LLC, and AstraZeneca (collectively, AstraZeneca) alleging that Calquence infringes certain claims of US Patent Nos. 9,079,908; 9,139,591; and 9,556,182. AstraZeneca filed an answer to the complaint in January 2018 alleging, inter alia, that the asserted patents are invalid and not infringed.

Crestor (rosuvastatin calcium)

Patent proceedings outside the US

In Australia, as previously disclosed, a provision was taken in respect of damages claims from generic entities and the Commonwealth of Australia in relation to alleged losses suffered in connection with AstraZeneca’s enforcement of Crestor patents which were subsequently found invalid. During 2016 and 2017, AstraZeneca settled several of these claims; however, the claims from Apotex Inc (and other related Apotex entities) and the Commonwealth of Australia remain outstanding.

In France, patent infringement proceedings continue against Biogaran S.A.S. in relation to the supplementary protection certificate related to the Crestor substance patent (European Patent No. EP 0,521,471).

In Japan, patent invalidity proceedings continue against Nippon Chemiphar Co. Ltd (Nippon) in relation to the Crestor substance patent (Japanese Patent No. JP 2648897), which expired in Japan in May 2017. The patent was found valid by the Japanese Patent Office in 2016 but this decision was appealed to the High Court.

In the Netherlands, in 2015, the District Court of the Hague determined that Resolution Chemicals Ltd.’s (Resolution) rosuvastatin zinc product does not infringe the supplementary protection certification (SPC) related to the Crestor substance patent (European Patent No. EP 0,521,471). In February 2016, the Court of Appeal of the Hague overturned the decision and found that Resolution’s product does infringe the SPC. Resolution appealed to the Supreme Court. A decision is pending.

In Spain, in March 2017, AstraZeneca received an interim injunction from the Commercial Court of Barcelona (the Commercial Court) against the launch of ratiopharm Espana, S.A.'s rosuvastatin zinc product. In March 2017, AstraZeneca also initiated main infringement proceedings before the same court. In July 2017, the Commercial Court lifted the interim injunction. Proceedings are ongoing.

In Switzerland, in May 2016, Mepha Pharma AG challenged the validity of the supplementary protection certificate related to the Crestor substance patent (European Patent No. EP 0,521,471). The patent was maintained through to expiry in 2017.

In the UK, in October 2015, Resolution Chemicals Ltd. commenced an action in the UK Patent Court alleging partial invalidity and non-infringement of the supplementary protection certificate related to the Crestor substance patent (European Patent No. EP 0,521,471). In 2017, the case was stayed by agreement between the parties and the patent was maintained through to expiry in 2017.

Daliresp (roflumilast)

US patent proceedings

In 2015, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. In 2017, AstraZeneca entered into several separate settlements and the District Court entered consent judgments to dismiss several of the litigations. AstraZeneca continues to litigate in the District Court against additional ANDA filers. Trial is scheduled for April 2018.

Faslodex (fulvestrant)

US patent proceedings

AstraZeneca has filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to four patents listed in the FDA Orange Book with reference to Faslodex after receiving a number of Paragraph IV notices relating to multiple ANDAs seeking FDA approval to market generic versions of Faslodex, prior to the expiration of AstraZeneca’s patents. In July 2016, AstraZeneca settled one of these, the lawsuit brought against Sandoz, Inc (Sandoz), and the District Court entered a consent judgment, which included an injunction preventing Sandoz from launching a generic fulvestrant product until March 2019, or earlier in certain circumstances. In 2016 and 2017, AstraZeneca resolved the lawsuits against seven additional ANDA filers, and the District Court also entered consent judgments ending those lawsuits. AstraZeneca continues to litigate in the District Court against one ANDA filer.

In February 2017, AstraZeneca was served with three petitions for inter partes review by the Patent Trial and Appeal Board (PTAB) of the US Patent and Trademark Office relating to patents listed in the FDA Orange Book with reference to Faslodex. In September 2017, the PTAB denied institution of all three petitions, and no appeals were taken.

In March and October 2017, AstraZeneca received Paragraph IV notices regarding NDAs submitted pursuant to 21 U.S.C. § 355(b)(2) by Teva Pharmaceuticals USA, Inc. (Teva) and Fresenius Kabi USA LLC (Fresenius), respectively, relating to the same FDA Orange Book-listed patents. In April 2017, AstraZeneca filed a lawsuit against Teva in the US District Court for the District of New Jersey (the District Court). In December 2017, AstraZeneca filed lawsuits against Fresenius in both the District Court and the US District Court for the District of Delaware. In January 2018, AstraZeneca settled the lawsuits against both Teva and Fresenius and consent judgments have been entered, ending the lawsuits.

Patent proceedings outside the US

In Brazil, in February 2013, Eurofarma Laboratorios S.A. (Eurofarma) filed a nullity action against a formulation patent for Faslodex. In October 2015, the 31st Specialized Intellectual Property (IP) Federal Court of Rio de Janeiro invalidated AstraZeneca’s patent. In July 2017, the 1st Specialized IP Panel of the Rio Federal Court of Appeals rejected AstraZeneca’s appeal against this decision. AstraZeneca did not appeal further.

In China, in March 2014, AstraZeneca received a request for invalidation of the Faslodex formulation patent CN01803546.9 filed by Jiangsu Hansoh Pharmaceutical Co. Ltd. at the Chinese Patent Office. In September 2014, the Patent Re-examination Board of the Chinese Patent Office declared the patent invalid. AstraZeneca appealed to the Beijing IP Court and the appeal was rejected in April 2016. AstraZeneca appealed this decision to the Beijing Higher People's Court and the appeal was rejected in December 2016. AstraZeneca did not appeal further.

In Europe, in May 2017, at an oral hearing, the Opposition Division of the European Patent Office revoked a Faslodex divisional patent (European Patent No. EP 2,266,573) for lack of inventive step. Oppositions against the grant of the patent had been filed by five opponents. AstraZeneca appealed in July 2017.

In Germany, in July 2015, AstraZeneca was served with complaints filed by Hexal AG (Hexal) and ratiopharm GmbH (ratiopharm) requesting the revocation of the German part of European Patent No. EP 1,250,138 (the ’138 patent). In January 2017, the German Federal Patent Court declared the ’138 patent invalid. AstraZeneca's appeal is pending. In January 2017, the Regional Court of Düsseldorf lifted a provisional injunction based on the ’138 patent which had been in place against Hexal since February 2016. In January 2017, the Higher Regional Court of Düsseldorf suspended the effects of a provisional injunction based on the ’138 patent which had been in place against ratiopharm since September 2016.

In Spain, in January 2016 and July 2017, the Barcelona Commercial Court ordered preliminary injunctions based on the Spanish part of European Patent Nos. EP 1,250,138 and EP 2,266,573, respectively preventing Sandoz Farmacéutica, S.A. (Sandoz) and Teva Pharm S.L.U. (Teva) from launching generic Faslodex in Spain. Sandoz appealed and, in December 2017, the Barcelona Court of Appeals revoked and lifted the preliminary injunction against Sandoz.

Imfinzi (durvalumab)

US patent proceedings

In July 2017, Bristol-Myers Squibb, E.R. Squibb & Sons L.L.C., Ono Pharmaceutical Co. and Tasuku Honjo filed a patent infringement action in the US District Court for the District of Delaware relating to AstraZeneca’s commercialisation of Imfinzi in the US. AstraZeneca filed an answer to the complaint in October 2017 alleging, inter alia, that the asserted patent is invalid and not infringed. The litigation is ongoing.

Losec/Prilosec (omeprazole)

Patent proceedings outside the US

In Canada, in 2004, AstraZeneca brought proceedings against Apotex Inc. (Apotex) for infringement of several patents related to Losec. In February 2015, the Federal Court of Canada (the Federal Court) found that Apotex had infringed the Losec formulation patent (Canadian Patent No. 1,292,693). This finding was upheld on appeal. In July 2017, after a reference to account for Apotex’s profits earned as a result of the infringement, the Federal Court issued its decision describing how the quantification of monies owed to AstraZeneca should proceed. Apotex has appealed.

Nexium (esomeprazole magnesium)

US patent proceedings

In 2017, AstraZeneca settled several separate patent litigations against ANDA filers relating to patents listed in the FDA Orange Book with reference to Nexium,  Nexium oral suspension and Nexium 24HR (OTC). The US District Court for the District of New Jersey entered consent judgments and each of the separate patent litigations was dismissed.

Patent proceedings outside the US

In Canada, in July 2014, the Federal Court of Canada found the Nexium substance patent (Canadian Patent No. 2,139,653 (the ’653 patent)) invalid and not infringed by Apotex Inc. In July 2015, AstraZeneca’s appeal was dismissed. AstraZeneca was granted leave to appeal to the Supreme Court of Canada (the Supreme Court) and a hearing was held in November 2016. In June 2017, the Supreme Court granted AstraZeneca’s appeal and found the ’653 patent valid. AstraZeneca is taking steps to collect infringement damages.

Onglyza (saxagliptin) and Kombiglyze (saxagliptin and metformin)

US patent proceedings

AstraZeneca initiated patent infringement proceedings against various generic entities in the US District Court for the District of Delaware (the District Court) after those entities had submitted ANDAs containing a Paragraph IV Certification alleging that US Patent No. RE44,186 (the ’186 patent), listed in the FDA Orange Book with reference to Onglyza and Kombiglyze XR, is invalid and/or will not be infringed by the products as described in their ANDAs. In February 2017, the District Court issued a decision upholding the validity of the ’186 patent. Mylan Pharmaceuticals Inc. (Mylan), one of the generic defendants, appealed the District Court's decision to the US Court of Appeals for the Federal Circuit (the Court of Appeals). In June 2016, the Court of Appeals denied Mylan’s petition for rehearing en banc of the decision affirming the denial of Mylan’s motion to dismiss for lack of jurisdiction. In September 2016, Mylan filed a petition for writ of certiorari with the US Supreme Court seeking an appeal of the Court of Appeals’ decision and, in January 2017, that petition was denied. In May 2016, the US Patent and Trademark Office (USPTO) instituted an inter partes review brought by Mylan challenging the validity of the ’186 patent (the Mylan IPR). Subsequently, additional generic entities also filed petitions for inter partes review challenging the validity of the ’186 patent and joined the Mylan IPR. In August 2017, the USPTO decided in AstraZeneca’s favour and upheld the challenged claims of the ’186 patent. Mylan has appealed the USPTO’s decision to the Court of Appeals.

Pulmicort Respules (budesonide inhalation suspension)

US patent proceedings

In February 2015, the US District Court for the District of New Jersey (the District Court) determined that the asserted claims of US Patent No. 7,524,834, which covered Pulmicort Respules, were invalid following challenges brought by Apotex Inc. and Apotex Corp., Breath Limited, Sandoz, Inc. and Watson Laboratories, Inc. (together, the Generic Challengers). In May 2015, the US Court of Appeals for the Federal Circuit affirmed the District Court’s decision. Since 2009, various injunctions were issued in this matter. Damages claims based on those injunctions have been filed by the Generic Challengers and a provision has been taken.

Synagis (palivizumab)

US patent proceedings

In March 2017, MedImmune LLC was served with a complaint filed by UCB BioPharma SPRL in the US District Court for the District of Delaware (the District Court) alleging that Synagis infringed US Patent No. 7,566,771. In May 2017, the District Court granted the parties' joint stipulation to voluntarily terminate the litigation with prejudice.

Tagrisso (osimertinib)

Patent proceedings outside the US

In Europe, in October 2016, Stada Arzneimittel AG filed an opposition to the grant of European Patent No. 2,736,895 (the ’895 patent). The European Patent Office Opposition Hearing took place in January 2018 and the ’895 patent was upheld.

Vimovo (naproxen/esomeprazole magnesium)

Patent proceedings outside the US

In Canada, in January 2015, AstraZeneca received two notices of allegation from Mylan Pharmaceuticals ULC (Mylan). In response, AstraZeneca and Pozen Inc. (now Aralez Pharmaceuticals Inc.), the licensee and patent holder respectively, commenced proceedings in relation to the Vimovo formulation patent (Canadian Patent No. 2,449,098). In February 2017, the Federal Court of Canada dismissed AstraZeneca's application. The Minister of Health has issued a marketing authorisation to Mylan.

Product liability litigation

Byetta/Bydureon (exenatide)

In the US, Amylin Pharmaceuticals, LLC, a wholly-owned subsidiary of AstraZeneca, and/or AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatitis, pancreatic cancer, thyroid cancer, and kidney cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a co-ordinated proceeding has been established in Los Angeles, California in regard to the various lawsuits in California state courts.

In November 2015, the District Court granted the defendants’ motion for summary judgment and dismissed all claims alleging pancreatic cancer that accrued prior to 11 September 2015. In November 2017, the US Court of Appeals for the Ninth Circuit vacated the District Court's order and remanded for further discovery. The appeal of a similar motion, which was granted in favour of the defendants in the California state co-ordinated proceeding in May 2016, remains pending.

Crestor (rosuvastatin calcium)

In the US, AstraZeneca was defending a number of lawsuits alleging multiple types of injuries caused by the use of Crestor, including diabetes mellitus, various cardiac injuries, rhabdomyolysis, and/or liver and kidney injuries. AstraZeneca has resolved all active claims with regard to this matter.

Farxiga (dapagliflozin) and Xigduo (dapagliflozin/metformin HCl)

In the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including diabetic ketoacidosis and kidney injury/failure, from treatment with Farxiga and/or Xigduo XR. Cases with these allegations have been filed in several jurisdictions. In April 2017, the Judicial Panel on Multidistrict Litigation ordered transfer of any currently pending cases as well as any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation proceeding in the US District Court for the Southern District of New York.

Nexium (esomeprazole magnesium)

In the US, AstraZeneca was defending product liability lawsuits brought in US federal and state courts by approximately 1,900 plaintiffs who alleged that Nexium caused osteoporotic injuries, such as bone deterioration, loss of bone density and/or bone fractures, but all such claims have now been dismissed with judgment entered in AstraZeneca's favour. In January 2017, the California Second Appellate Division affirmed the dismissal of the fewer than 40 cases in California state court and no further appeal was taken. There are currently no claims pending in the US that allege that Nexium caused osteoporotic or other bone-related injuries.

Nexium (esomeprazole magnesium) and Losec/Prilosec (omeprazole)

In the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with kidney injuries following treatment with proton pump inhibitors, including Nexium and Prilosec. In May 2017, counsel for a group of such plaintiffs filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes.

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits seek authorisation to represent individuals resident in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec, and the third, pending in Quebec, seeks authorisation to represent such individuals resident in Quebec.

Onglyza (saxagliptin) and Kombiglyze (saxagliptin and metformin)

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac failure, and/or death from treatment with Onglyza or Kombiglyze. In October 2017, counsel for a group of plaintiffs filed a motion with the Judicial Panel on Multidistrict Litigation seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation proceeding.

Seroquel (quetiapine fumarate)

In the US, in November 2017, AstraZeneca was named as one of several defendants in a lawsuit filed in Missouri involving one plaintiff alleging, among other things, wrongful death from treatment with Seroquel.

Commercial litigation

Amplimmune

In the US, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders' agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune.

Array BioPharma

In the US, in December 2017, AstraZeneca was served with a complaint filed in New York State court by Array BioPharma, Inc. (Array) that alleged, among other things, breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array.

Nexium settlement anti-trust litigation

In the US, AstraZeneca is a defendant in a multidistrict litigation class action and individual lawsuit alleging that AstraZeneca’s settlements of certain patent litigation in the US relating to Nexium violated US anti-trust law and various state laws. A trial in the US District Court for the District of Massachusetts (the District Court) commenced in October 2014 and, in December 2014, a jury returned a verdict in favour of AstraZeneca and entered judgment in favour of AstraZeneca in September 2015. The plaintiffs appealed that judgment and, in November 2016, the US Court of Appeals for the First Circuit affirmed the District Court’s decision. The plaintiffs did not file a petition for writ of certiorari with the US Supreme Court, and the federal appeals for this verdict are accordingly concluded.

Two lawsuits filed in Pennsylvania state court by various indirect purchasers of Nexium for similar matters remain pending.

Ocimum lawsuit

In the US, in December 2015, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware that alleges, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic.

Toprol-XL (metoprolol succinate)

In the US, in March 2015, AstraZeneca was served with a state court complaint filed by the Attorney General for the State of Louisiana (the State) alleging that, in connection with enforcement of its patents for Toprol-XL, it had engaged in unlawful monopolisation and unfair trade practices, causing the State government to pay increased prices for Toprol-XL. In February 2016, the State court heard oral argument on AstraZeneca’s motion to dismiss and ordered the dismissal of the complaint with prejudice and judgment in AstraZeneca's favour. The State is appealing the dismissal.

Other commercial litigation

Anti-Terrorism Act Civil Lawsuit

In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in federal court in the District of Columbia by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2009. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health.

Telephone Consumer Protection Act litigation

In the US, in December 2016, AstraZeneca and several other entities were served with a complaint filed in the US District Court for the Southern District of Florida that alleges, among other things, violations of the Telephone Consumer Protection Act caused by the sending of unsolicited advertisements by facsimile. AstraZeneca's motion to dismiss is pending.

Government investigations/proceedings

Crestor (rosuvastatin calcium)

Qui tam litigation

In the US, in January and February 2014, AstraZeneca was served with lawsuits filed in the US District Court for the District of Delaware under the qui tam (whistleblower) provisions of the federal False Claims Act and related state statutes, alleging that AstraZeneca directed certain employees to promote Crestor off-label and provided unlawful remuneration to physicians in connection with the promotion of Crestor. The DOJ and all US states have declined to intervene in the lawsuits. This litigation has been stayed pending trial court disposition or earlier resolution of the Texas Attorney General litigation involving Crestor disclosed below.

Texas Attorney General litigation

In the US, in January 2015, following a previously disclosed investigation by the State of Texas into AstraZeneca's sales and marketing activities involving Crestor, AstraZeneca was served with a lawsuit in which the Texas Attorney General's office intervened in a state whistleblower action pending in Travis County Court, Texas. The lawsuit alleges that AstraZeneca engaged in inappropriate promotion of Crestor and improperly influenced the formulary status of Crestor.

Nexium (esomeprazole magnesium)

Federal Trade Commission inquiry

In the US, in 2008, AstraZeneca received a Civil Investigative Demand from the US Federal Trade Commission (FTC) seeking information regarding the Nexium patent litigation settlement with Ranbaxy Laboratories Ltd. This investigation was officially closed by the FTC in October 2017.

Seroquel IR (quetiapine fumarate) and Seroquel XR (quetiapine fumarate)

Qui tam litigation in New York

In the US, in September 2015, AstraZeneca was served with a lawsuit filed in US Federal Court in New York under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit alleges that AstraZeneca misrepresented the safety profile of, and improperly promoted, Seroquel. The US government and the named states have declined to intervene in this case.

Qui tam litigation in Delaware

In the US, in April 2014, AstraZeneca was served with lawsuits filed in the US District Court for the District of Delaware under the qui tam (whistleblower) provisions of the federal False Claims Act and related state statutes, alleging that AstraZeneca directed certain employees to promote Seroquel off-label and provided unlawful remuneration to physicians in connection with the promotion of Seroquel. The DOJ and all US states have declined to intervene in the lawsuits. This litigation has been stayed pending trial court disposition or earlier resolution of the Texas Attorney General litigation involving Seroquel disclosed below.

Texas Attorney General litigation

In the US, in October 2014, following a previously disclosed investigation by the State of Texas (the State) into AstraZeneca’s sales and marketing activities involving Seroquel, the Texas Attorney General’s Office intervened in a State whistleblower action pending in Travis County Court, Texas (the County Court). The lawsuit alleges that AstraZeneca engaged in inappropriate promotion and made improper payments intended to influence the formulary status of Seroquel. The relief that the State seeks to recover from AstraZeneca includes trebled civil remedies, penalties, interest, and attorneys’ fees pursuant to the Texas Medicaid Fraud Prevention Act and damages pursuant to Texas common law.

In June 2017, the County Court entered an order denying all of the State’s motions for summary judgment except for the State’s motion on the defence of waiver, and denying AstraZeneca’s motion for summary judgment. The trial, which was scheduled for October 2017, has been postponed until the Texas Supreme Court resolves the appeals in unrelated cases called Nazari v. State and In re Xerox Corp. A provision has been taken with regard to claims brought by the State and other related lawsuits against AstraZeneca.

Synagis (palivizumab)

Litigation in New York

In the US, in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the Attorney General for the State of New York Medicaid and Fraud Control Unit pursuant to what the government attorneys advised was a joint investigation. MedImmune has co-operated with these inquiries. In March 2017, MedImmune was served with a lawsuit filed in US Federal Court in New York by the Attorney General for the State of New York alleging that MedImmune inappropriately provided assistance to a single specialty care pharmacy.

In June 2017, AstraZeneca was served with a lawsuit in US Federal Court in New York by a relator under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit was originally filed under seal in April 2009 and alleges that MedImmune made false claims about Synagis. In November 2017, AstraZeneca was served with an amended complaint in which a  relator set forth additional false claims allegations relating to Synagis.

Florida Attorney General investigation

In May 2012, MedImmune received a subpoena duces tecum from the Office of Attorney General for the State of Florida Medicaid and Fraud Control Unit requesting certain documents related to the sales and marketing activities of Synagis. MedImmune accepted receipt of the request and has co-ordinated with the Florida government to provide the appropriate responses and co-operate with any related investigation. AstraZeneca is unaware of the nature or focus of the investigation; however, based on the requests, it appears to be similar to the inquiry from the State of New York (which is described above).

Other government investigations/proceedings

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

Where tax exposures can be quantified, an accrual is made based on best estimates and management’s judgement. Details of the movements in relation to material tax exposures are discussed below. As accruals can be built up over a long period of time but the ultimate resolution of tax exposures usually occurs at a point in time, and given the inherent uncertainties in assessing the outcomes of these exposures (which sometimes can be binary in nature), we could, in future periods, experience adjustments to these accruals that have a material positive or negative effect on our results in any particular period.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make estimates and judgements with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates.

Transfer pricing and other international tax contingencies

The total net accrual included in the Group Financial Statements to cover the worldwide exposure to transfer pricing audits is $235m, a decrease of $85m compared with 2016 mainly due to the revision to the presentation of interest on tax contingencies and a reduction in accruals for transfer pricing contingencies as a result of tax authority discussions and audit settlements.

Management continues to believe that AstraZeneca’s positions on all its transfer pricing audits and disputes are robust, and that AstraZeneca is appropriately provided, including the assessment where corresponding relief will be available. For transfer pricing audits where AstraZeneca and the tax authorities are in dispute, AstraZeneca estimates the potential for reasonably possible additional losses above and beyond the amount provided to be up to $30m (2016: $184m; 2015: $357m). However, management believes that it is unlikely that these additional losses will arise. It is possible that some of these contingencies may reduce in the future to the extent that any tax authority challenge is unsuccessful, or matters lapse following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Other tax contingencies

Included in the tax accrual is $932m relating to a number of other tax contingencies, a decrease of $76m mainly due to the revision to the presentation of interest on tax contingencies and releases following expiry of statute of limitations, partially offset by the impact of an additional year of transactions relating to contingencies for which accruals had already been established and exchange rate effects. For these tax exposures, AstraZeneca does not expect material additional losses. It is, however, possible that some of these contingencies may reduce in the future if any tax authority challenge is unsuccessful or matters lapse following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Timing of cash flows and interest

It is not possible to estimate the timing of tax cash flows in relation to each outcome. However, it is anticipated that a number of significant disputes may be resolved over the next one to two years.

Included within other receivables and payables is a net amount of interest arising on tax contingencies of $72m.